TRADE AND OTHER PAYABLES - Trade and other payables (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Trade and other payables [abstract]
Trade and other payables	R 720.6	R 525.1
Value Added Tax payable	1.2	0.3
Provision for leave	59.9	56.8
Accrual for short term performance based incentives	99.0	89.8
Payroll creditors	36.7	28.5
Total trade and other current payables	917.4	700.5
Interest relating to trade payables and accruals included in profit or loss	(1.5)	(1.1)
Accrual Classified as Current, Capital Projects	R 96.2	R 76.7